Consolidated Balance Sheets - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Current assets
Cash and cash equivalents	$ 14,214,160	$ 2,131,741
Trade and other receivables	789,354	818,766
Inventories	91,390	31,865
Other current assets	97,845	213,300
Total current assets	15,192,749	3,195,672
Non-current assets
Right-of-use assets	397,945
Property, plant and equipment	42,285	69,333
Total non-current assets	440,230	69,333
Total assets	15,632,979	3,265,005
Current liabilities
Trade and other payables	723,724	1,005,308
Provisions	432,933	487,682
Lease liabilities	240,915
Total current liabilities	1,397,572	1,492,990
Non-current liabilities
Provisions	1,927	809
Borrowing	52,252
Lease liabilities	188,621
Other financial liabilities	977,237
Total non-current liabilities	1,220,037	809
Total liabilities	2,617,609	1,493,799
Net assets	13,015,370	1,771,206
EQUITY
Contributed equity	140,111,073	125,498,824
Reserves	8,755,489	6,009,932
Accumulated losses	(135,851,192)	(129,737,550)
Total equity	$ 13,015,370	$ 1,771,206